STOCK OPTION PLANS (Details 1)	12 Months Ended
Mar. 31, 2016 $ / shares shares
Stock Option Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	3,766,667
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 0.08
Options Exercisable | shares	2,766,668
Options Exercisable, Weighted Average Exercise Price	$ 0.09
Exercise Lower Range Limit	0.01
Exercise Upper Range Limit	$ 0.25
Stock Option Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	2,650,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 0.32
Options Exercisable | shares	783,333
Options Exercisable, Weighted Average Exercise Price	$ 1.08
Exercise Lower Range Limit	0.26
Exercise Upper Range Limit	$ 0.50
Stock Option Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	0
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	0 years
Options Outstanding, Weighted Average Exercise Price	$ 0
Options Exercisable | shares	0
Exercise Lower Range Limit	$ 0.51
Exercise Upper Range Limit	$ 1.00
Stock Option Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	96,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.08
Options Exercisable | shares	96,000
Exercise Lower Range Limit	$ 1.01
Exercise Upper Range Limit	$ 2.00
Stock Option Exercise Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	1,097,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 2.16
Options Exercisable | shares	847,000
Options Exercisable, Weighted Average Exercise Price	$ 2.18
Exercise Lower Range Limit	2.01
Exercise Upper Range Limit	$ 3.00
Stock Option Exercise Price Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	7,609,667
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 0.48
Options Exercisable | shares	4,493,001
Options Exercisable, Weighted Average Exercise Price	$ 0.54
Exercise Lower Range Limit	0.01
Exercise Upper Range Limit	$ 3.00